SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Nalco	Dec. 31, 2011 U.S. Cleaning and Sanitizing	Dec. 31, 2010 U.S. Cleaning and Sanitizing	Dec. 31, 2011 U.S. Other Services	Dec. 31, 2010 U.S. Other Services	Dec. 31, 2009 U.S. Other Services	Dec. 31, 2011 International	Dec. 31, 2010 International
Changes in the carrying amount of goodwill for each of the company's reportable segments
Beginning goodwill, net	$ 1,329.3	$ 1,414.1		$ 454.4	$ 446.8	$ 50.5	$ 50.5	$ 50.5	$ 824.4	$ 916.8
Business acquisitions	4,498.2	8.3	4,403.9	89.2	7.6				5.1	0.7
Business disposals		(2.6)								(2.6)
Foreign currency translation	27.8	(90.5)							27.8	(90.5)
Ending goodwill, net	$ 5,855.3	$ 1,329.3	$ 4,403.9	$ 543.6	$ 454.4	$ 50.5	$ 50.5	$ 50.5	$ 857.3	$ 824.4